Annual Fund Operating Expenses - Investor Class and Class H - Financial Services Fund	Aug. 01, 2021
Investor Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.41%
Class H
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.69%